Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	$ 3,180,927	$ 3,466,501
Loans		2,846,501
Less current portion of loans and borrowings	3,180,927	3,466,501	[1]
Revolving facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	$ 3,180,927
Authorized bank line of credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings		$ 620,000

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).